RESERVES, Incentive Securities Granted (Details)	3 Months Ended	9 Months Ended
	Mar. 31, 2020 shares	Mar. 31, 2020 shares $ / shares
Exercisable at A$0.16 Expiring December 31, 2022 [Member]
Incentive Options Granted [Abstract]
Exercise price (in dollars per share) | $ / shares		$ 0.16
Exercisable at A$0.15 Expiring on June 30, 2020 [Member]
Incentive Options Granted [Abstract]
Exercise price (in dollars per share) | $ / shares		0.15
Exercisable at A$0.20 Expiring on June 30, 2020 [Member]
Incentive Options Granted [Abstract]
Exercise price (in dollars per share) | $ / shares		$ 0.20
Incentive Options [Member]
Incentive Options Granted [Abstract]
Number securities granted (in shares)	2,000,000
Incentive Options [Member] | Exercisable at A$0.16 Expiring December 31, 2022 [Member]
Incentive Options Granted [Abstract]
Options exercisable (in shares)	23,750,000	23,750,000
Incentive Options [Member] | Exercisable at A$0.15 Expiring on June 30, 2020 [Member]
Incentive Options Granted [Abstract]
Options exercisable (in shares)	1,000,000	1,000,000
Incentive Options [Member] | Exercisable at A$0.20 Expiring on June 30, 2020 [Member]
Incentive Options Granted [Abstract]
Options exercisable (in shares)	1,200,000	1,200,000
Performance Rights [Member] | Expiring on December 31, 2020 [Member]
Incentive Options Granted [Abstract]
Options exercisable (in shares)	2,500,000	2,500,000
Performance Rights [Member] | Expiring on December 31, 2021 [Member]
Incentive Options Granted [Abstract]
Options exercisable (in shares)	2,500,000	2,500,000
Performance Rights [Member] | Expiring on December 31, 2022 [Member]
Incentive Options Granted [Abstract]
Options exercisable (in shares)	2,500,000	2,500,000